Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
22.	RELATED PARTY TRANSACTIONS
a)	The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	Controlling shareholder of the Company Equity investees

Xiaomi Group ceased to be a principal owner of the Company under ASC topic 850, Related Party Disclosures on October 26, 2017, hence the related party transactions with Xiaomi Group for the year ended December 31, 2017 includes transactions that occurred from January 1, 2017 to October 26, 2017.

b)	The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	3,119	4,185	19,855	2,888
Membership services revenue earned from memberships sold by Xiaomi Group	26,794	81,450	—	—
Membership services revenue earned from memberships sold by Others	—	—	126	18
Online advertising revenues
Advertising services provided to Baidu Group	116,029	18,337	189,461	27,556
Advertising services provided to Xiaomi Group	60,751	9,249	—	—
Advertising services provided to Others	—	—	13,347	1,941
Content distribution revenues
Content licensed to an equity investee	—	—	88,457	12,866
Other revenues
Other services provided to Baidu Group	6,602	58,529	29,296	4,261
Other services provided to Xiaomi Group	7,132	4,625	—	—
Others	—	5,157	—	—
Interest income
Loan due from equity investees	—	—	2,202	320
	220,427	181,532	342,744	49,850
Cost of revenues
License fees to Baidu Group	5,554	8,315	8,923	1,298
Bandwidth fee to Baidu Group	—	88,945	601,065	87,421
Traffic acquisition and other services provided by Baidu Group (i)	—	—	126,644	18,420
Commissions to Xiaomi Group	18,108	42,565	—	—
Others (iii)	—	1,817	52,484	7,633
Selling, general and administrative
Advertising services provided by Baidu Group	44,287	36,074	10,844	1,577
Traffic acquisition service provided by Baidu Group (ii)	29,932	29,932	—	—
Advertising services provided by Xiaomi Group	44,010	82,773	—	—
Others	—	139	822	120
Research and development
Cloud services provided by Baidu Group	871	2,833	5,114	744
Interest expenses
Loan due to Baidu Group	106,731	168,154	—	—
	249,493	461,547	805,896	117,213

(i)

As disclosed in Note 9, on April 12, 2018, the Company issued to Baidu an aggregate of 36,860,691 Class B ordinary shares pursuant to a share purchase agreement with Baidu entered into in February 2018, in exchange for Baidu providing traffic acquisition and other services in relation with ticket booking service, which was recorded as intangible assets. For the year ended December 31, 2018, RMB126,644(US$18,420) was recognized as cost of revenues.

(ii)

As disclosed in Note 9, the services agreement whereby Baidu Group provides traffic acquisition services was recorded as a favorable contract asset and RMB29,932, RMB29,932, and RMB nil (US$ nil) was recognized as selling, general and administrative expense for the years ended December 31, 2016, 2017 and 2018, respectively. In January 2018, the Company and Baidu agreed to terminate the traffic acquisition service contract in exchange for Baidu paying a fee of US$27,000 to the Company. The excess of the fee received by the Company over the book value of the recorded favorable contract asset was accounted for as a deemed contribution from the controlling shareholder, amounting to RMB104,200 (US$15,155).

(iii)

The Group entered into a one year revenue sharing arrangement with one equity investee of RMB100,000 (US$14,544) in the year ended December 31, 2018. RMBnil, RMBnil, and RMB32,642 (US$4,748) was recognized as cost of revenues for the years ended December 31, 2016, 2017 and 2018, respectively.

c)	The Group had the following related party balances with the major related parties:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Amounts due from related parties:
Due from Baidu Group (i)	9,979	102,960	14,975
Loans receivable from Others (ii)	—	103,980	15,123
Due from Others (iii)	—	127,570	18,554
	9,979	334,510	48,652

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Amounts due to related parties:
Loans due to Baidu Group (iv)	50,000	700,000	101,811
Due to Baidu Group (v)	77,628	421,942	61,369
Deferred revenue in relation to services to be provided to equity investee (vi)	—	726,155	105,615
Due to Others	2,471	125,663	18,277
	130,099	1,973,760	287,072

(i)	The balance mainly represents amounts due from Baidu Group for advertising and other services.
(ii)	The balance mainly represents loans provided to the Group’s equity investees with an interest rate of 5% that will mature in 2019.
(iii)	The balance mainly represents amounts due from or paid in advance to its equity investees for content distribution service .
(iv)

As of December 31, 2017 and 2018, the total outstanding balance represents an interest-free loan of RMB50,000, which is due on demand and the remaining outstanding balance as of December 31, 2018 is an interest-free loan of RMB650,000 (US94,539) provided by Baidu in January 2018 that will mature in January 2023. In April 2017, the Group borrowed a RMB denominated loan of RMB2,220,000 with an interest rate of 3.92% from Baidu Group, which was fully repaid in December 2017.

(v)	The balance as of December 31, 2017 and 2018, represents accrued expenses for bandwidth and cloud services provided by Baidu Group.
(vi)

The balance as of December 31, 2018 mainly represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to one of the Group’s equity investees.